RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Summary of Aggregate Amounts to Related Parties

	As of	As of
	December 31, 2019	December 31, 2018
Aggregate total financial exposure	963,016	1,204,789
Number of recipient related parties	70	75
(a) Individuals	63	68
(b) Companies	7	7
Average total financial exposure	13,757	21,378
Single largest exposure	823,172	1,131,380